MNC-Q1

Quarterly Report
June 30, 2025
MFS®  North Carolina
Municipal Bond Fund

Portfolio of Investments
6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.3%
Airport Revenue – 6.8%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 4%, 7/01/2052	$5,000,000	$4,437,297
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2037	1,000,000	979,738
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2041	2,155,000	2,185,766
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2042	1,000,000	1,000,086
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2042	2,300,000	2,315,765
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2049	2,500,000	2,473,466
Charlotte, NC, Airport Rev., “A”, 5.25%, 7/01/2055	3,000,000	3,132,846
Greater Asheville, NC, Regional Airport Authority System Rev., AGM, 5.25%, 7/01/2053	4,000,000	4,037,400
Greater Asheville, NC, Regional Airport Authority System Rev., “A”, AGM, 5.5%, 7/01/2052	1,500,000	1,540,854
Greater Asheville, NC, Regional Airport Authority, System Rev., AGM, 5.25%, 7/01/2048	1,000,000	1,014,066
New York Transportation Development Corp., Special Facilities (LaGuardia Airport Terminal B Redevelopment Project), “A”, 5%, 7/01/2034	1,275,000	1,276,305
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.125%, 6/30/2060	2,580,000	2,532,387
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2036	2,000,000	2,021,775
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2037	2,000,000	2,017,420
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	175,000	175,267
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	150,000	150,004
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	240,000	238,430
		$31,528,872
General Obligations - General Purpose – 4.4%
Asheville, NC, General Obligation Refunding, 4%, 6/01/2039	$295,000	$293,516
Asheville, NC, General Obligation Refunding, 4%, 6/01/2041	500,000	487,775
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	1,030,000	943,082
Cartersville, GA, General Obligation, 2%, 10/01/2040	2,190,000	1,511,449
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	1,655,000	1,696,060
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.625%, 7/01/2029	201,638	212,689
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	554,850	598,475
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	185,717	181,191
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	344,225	331,435
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	143,274	136,505
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	194,798	173,113
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	680,587	581,504
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	239,000	165,228
Howard County, MD, Metropolitan District Project, “B”, 3%, 8/15/2051	4,000,000	2,795,540
Lee County, NC, Limited Obligation, 4%, 5/01/2037	855,000	843,362
Mecklenburg County, NC, General Obligation School, 4%, 2/01/2044	4,000,000	3,816,847
Mecklenburg County, NC, Limited Obligation, 4%, 2/01/2045	4,000,000	3,696,942
State of Illinois, General Obligation, 5.5%, 5/01/2039	375,000	392,804
State of Illinois, General Obligation, 5.75%, 5/01/2045	350,000	363,305
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	685,000	616,775
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	310,000	274,628
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	460,000	407,312
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	185,000	161,370
		$20,680,907
General Obligations - Schools – 1.1%
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	$1,510,000	$1,192,358
Guilford County, NC, General Obligation School, 4%, 3/01/2045	4,000,000	3,780,396
		$4,972,754

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – 9.1%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$555,000	$485,610
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Atrium Health), “D”, 3.625%, 1/15/2048 (Put Date 6/15/2027)	2,500,000	2,518,750
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2036	3,000,000	3,140,602
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2040	3,000,000	3,008,958
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	2,480,000	2,136,213
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2036 (Prerefunded 10/01/2027)	1,500,000	1,575,563
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2047 (Prerefunded 10/01/2027)	2,425,000	2,547,160
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	4,685,000	4,104,396
North Carolina Medical Care Commission, Health Care Facilities rev. (Duke University Health System), “A”, 5%, 6/01/2042	2,250,000	2,349,659
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 4%, 11/01/2052	5,000,000	4,164,930
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/2033	255,000	271,742
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	4,935,000	4,471,367
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2045	2,500,000	2,482,918
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2027	150,000	150,376
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2035	1,515,000	1,368,104
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2038	1,065,000	911,035
University of North Carolina, Hospitals at Chapel Hill Rev., 5%, 2/01/2046	6,500,000	6,503,140
		$42,190,523
Healthcare Revenue - Long Term Care – 8.5%
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Deerfield Episcopal Retirement Community), 5%, 11/01/2037	$2,750,000	$2,761,045
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2036	1,000,000	951,029
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2042	2,000,000	1,744,837
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	1,500,000	1,462,423
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2031	1,000,000	1,011,000
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	2,000,000	1,905,342
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Plantation Village, Inc.), “A”, 4%, 1/01/2052	3,000,000	2,269,286
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), 5%, 7/01/2045	1,000,000	685,328
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), “A”, 5%, 7/01/2047	1,000,000	667,765
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Carolina Village Project), “B”, 5%, 4/01/2047	2,000,000	1,790,857
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Everyage), “B”, 5%, 9/01/2044	1,260,000	1,222,589
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Everyage), “B”, 5%, 9/01/2049	1,100,000	1,034,522
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Everyage), “B”, 5%, 9/01/2054	1,340,000	1,232,535
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2041	830,000	720,464
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2046	715,000	575,294
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2051	1,100,000	843,808
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Friends Homes, Inc.), “A”, 4%, 9/01/2040	2,000,000	1,722,441
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Galloway Ridge), “A”, 5%, 1/01/2039	1,225,000	1,130,618
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Penick Village Project), “A”, 5.5%, 9/01/2044	1,380,000	1,380,189
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Penick Village Project), “A”, 5.5%, 9/01/2054	1,665,000	1,597,666
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Pennybyrn at Maryfield Project), “A”, 5%, 10/01/2050	1,500,000	1,330,355
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne Project), 5.25%, 10/01/2037	1,500,000	1,457,124
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2049	2,000,000	1,822,711
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2031	800,000	808,643
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2037	2,200,000	2,203,155
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Twin Lakes Community), “A”, 5.25%, 1/01/2055	2,000,000	1,946,837

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “A”, 5.125%, 10/01/2054	$2,000,000	$1,954,186
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2035	1,000,000	1,010,562
		$39,242,611
Human Services – 0.2%
North Carolina Capital Facilities Finance Agency Rev. (Arc of North Carolina Projects), “A”, 5%, 10/01/2034	$1,000,000	$1,000,064
Industrial Revenue - Environmental Services – 0.2%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 4.25%, 7/01/2041 (Put Date 7/01/2027)	$835,000	$843,058
Industrial Revenue - Other – 1.4%
Cumberland County, NC, Industrial Facilities and Pollution Control Financing Authority, Solid Waste Disposal Rev. (Project Aero), 3.75%, 12/01/2027 (Put Date 11/01/2025)	$6,000,000	$6,002,317
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	510,000	372,092
		$6,374,409
Industrial Revenue - Paper – 0.2%
Columbus County, NC, Industrial Facilities & Pollution Control Financing Authority, Recovery Zone Facility Refunding Rev. (International Paper Co. Project), “A”, 4.2%, 5/01/2034	$1,000,000	$1,008,014
Miscellaneous Revenue - Other – 1.3%
Durham County, NC, Limited Obligation, “A”, 5%, 6/01/2041	$1,000,000	$1,059,445
Durham County, NC, Limited Obligation, “A”, 5%, 6/01/2042	1,000,000	1,051,006
Durham County, NC, Limited Obligation, “A”, 5%, 6/01/2043	875,000	914,910
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	1,130,000	1,104,274
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	1,690,000	1,647,443
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	190,000	191,565
		$5,968,643
Multi-Family Housing Revenue – 4.8%
Gastonia, NC, Housing Authority Multi-Family Tax Exempt Mortgage, (Stonecroft Village), “A”, FNMA, 4.55%, 7/01/2043	$3,481,000	$3,384,745
Inlivian, NC, Multi-Family Tax-Exempt (Poplar Grove Apartments), 4.45%, 6/01/2041	3,965,000	3,894,235
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	1,281,573	1,240,977
North Carolina Housing Finance Agency (Multi-Family Tax-Exempt Mortgaged Back), FNMA, 4.45%, 5/01/2040	4,953,900	5,047,216
North Carolina, Inlivian Multi-Family Housing Rev. (The Barton South), “A”, FNMA, 5.05%, 2/01/2043	2,000,000	2,023,652
Puerto Rico Housing Finance Authority, Multi-Family Housing Collateralized Rev. (Mirador Las Casas Project), “B”, 5%, 3/01/2027 (Put Date 3/01/2026)	240,000	242,550
Raleigh, NC, Housing Authority Multi-Family Rev. (Parkside Apartments), “A”, FNMA, 4.4%, 12/01/2043	4,125,000	3,943,857
Shelby, NC, Multi-Family, Taxable (Laurel Hill Apartments), FNMA, 4.25%, 8/01/2040	2,635,000	2,495,488
		$22,272,720
Sales & Excise Tax Revenue – 2.8%
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	$350,000	$309,812
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	1,295,000	1,297,702
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	9,000	7,818
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	105,000	100,643
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	336,000	308,907
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	6,329,000	5,950,072
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	635,000	595,836
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	348,000	326,537
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	154,000	140,336
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	31,000	26,456
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	1,584,000	1,235,858
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	1,515,000	1,076,880

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	$718,000	$227,353
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	880,000	851,400
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	485,000	469,237
		$12,924,847
Secondary Schools – 0.1%
District of Columbia Rev. (Rocketship D.C. Obligated Group - Issue No. 1), “A”, 5%, 6/01/2056 (n)	$430,000	$369,825
Single Family Housing - State – 10.2%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$270,000	$270,349
North Carolina Housing Finance Agency, Home Ownership Refunding Rev., “45”, GNMA, 3%, 7/01/2051	1,460,000	1,440,647
North Carolina Housing Finance Agency, Home Ownership Rev., “41”, FNMA, 3.55%, 7/01/2044	1,285,000	1,074,115
North Carolina Housing Finance Agency, Home Ownership Rev., “43”, GNMA, 2.95%, 7/01/2043	2,740,000	1,999,222
North Carolina Housing Finance Agency, Home Ownership Rev., “44”, 4%, 7/01/2050	2,165,000	2,176,172
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 3.75%, 7/01/2052	2,545,000	2,549,086
North Carolina Housing Finance Agency, Home Ownership Rev., “49”, 4.875%, 7/01/2042	1,190,000	1,204,131
North Carolina Housing Finance Agency, Home Ownership Rev., “49”, GNMA, 5%, 7/01/2047	4,965,000	4,797,846
North Carolina Housing Finance Agency, Home Ownership Rev., “49”, GNMA, 6%, 7/01/2053	1,235,000	1,311,031
North Carolina Housing Finance Agency, Home Ownership Rev., “50”, GNMA, 5.5%, 1/01/2054	4,515,000	4,813,295
North Carolina Housing Finance Agency, Home Ownership Rev., “51”, 4.5%, 1/01/2048	2,990,000	2,837,049
North Carolina Housing Finance Agency, Home Ownership Rev., “51”, 5.75%, 1/01/2054	3,615,000	3,843,617
North Carolina Housing Finance Agency, Home Ownership Rev., “52-A”, GNMA, 6.25%, 1/01/2055	3,800,000	4,108,207
North Carolina Housing Finance Agency, Home Ownership Rev., “54-A”, 4.55%, 7/01/2044	2,000,000	1,932,493
North Carolina Housing Finance Agency, Home Ownership Rev., “54-A”, 6.25%, 1/01/2055	1,980,000	2,192,660
North Carolina Housing Finance Agency, Home Ownership Rev., “55-A”, GNMA, 6.25%, 7/01/2055	3,990,000	4,373,897
North Carolina Housing Finance Agency, Home Ownership Rev., “53-A”, GNMA, 4.375%, 7/01/2044	2,965,000	2,847,199
North Carolina Housing Finance Agency, Home Ownership Rev., “53-A”, GNMA, 6.25%, 1/01/2055	3,415,000	3,702,576
		$47,473,592
State & Local Agencies – 9.5%
Ashe County, NC, Limited Obligation, 5%, 6/01/2042	$450,000	$475,657
Ashe County, NC, Limited Obligation, 4.125%, 6/01/2043	450,000	425,974
Ashe County, NC, Limited Obligation, 4.125%, 6/01/2044	350,000	327,752
Broward County, FL, Tourist Development Rev. (Convention Center Expansion Project), 4%, 9/01/2047	1,520,000	1,300,923
Buncombe County, NC, Limited Obligation, 4%, 6/01/2035	1,465,000	1,474,386
Cabarrus County, NC, Limited Obligation, 5%, 8/01/2043	1,115,000	1,172,863
Cabarrus County, NC, Limited Obligation, 5%, 8/01/2043	950,000	999,301
Cabarrus County, NC, Limited Obligation, 5%, 8/01/2044	2,250,000	2,354,927
Cabarrus County, NC, Limited Obligation, 5%, 8/01/2044	750,000	784,976
Charlotte, NC, Convention Facility Projects, COP, “A”, 4%, 6/01/2049	2,500,000	2,241,536
Charlotte, NC, NASCAR Hall of Fame Public Facilities, COP, “C”, 3%, 6/01/2039	3,000,000	2,558,115
Charlotte, NC, Refunding COP (Transit Projects), “A”, 3%, 6/01/2048	4,425,000	3,182,269
Chatham County, NC, Limited Obligation, 4%, 11/01/2037	1,750,000	1,747,265
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2034	2,000,000	2,018,760
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2035	1,240,000	1,247,178
Durham County, NC, Limited Obligation, 4%, 4/01/2035	1,270,000	1,278,378
Durham County, NC, Limited Obligation, 4.5%, 10/01/2042	2,400,000	2,395,732
Durham County, NC, Limited Obligation, 4.5%, 10/01/2043	2,000,000	1,986,777
Durham County, NC, Limited Obligation Capital Financing Corp., “A”, 5%, 6/01/2043	1,315,000	1,381,219
Durham County, NC, Limited Obligation Capital Financing Corp., “A”, 5%, 6/01/2044	750,000	783,886
Harnett County, NC, Limited Obligation, 4.25%, 4/01/2044	1,000,000	947,502
Harnett County, NC, Limited Obligation, 4.25%, 4/01/2045	625,000	589,691
Iredell County, NC, Limited Obligation, 4%, 4/01/2043	1,500,000	1,406,589
Iredell County, NC, Limited Obligation, 4%, 4/01/2044	400,000	373,293
Iredell County, NC, Limited Obligation, 4%, 4/01/2045	235,000	217,096
Johnston County, NC, Limited Obligation Finance Corp. , 5%, 4/01/2042	1,385,000	1,479,164
Johnston County, NC, Limited Obligation Finance Corp. , 5%, 4/01/2043	1,385,000	1,472,444

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Mooresville, NC, Limited Obligation, “A”, 3%, 10/01/2036	$350,000	$317,366
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050 (Prerefunded 12/15/2032)	250,000	292,627
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2043	3,500,000	1,456,979
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2046	2,035,000	703,149
Scotland County, NC, Limited Obligation, 5%, 12/01/2033	210,000	219,748
Scotland County, NC, Limited Obligation, 5%, 12/01/2034	1,000,000	1,042,858
Wake County, NC, Limited Obligation, “A”, 5%, 4/01/2041	1,625,000	1,720,927
Wake County, NC, Limited Obligation, “B”, 5%, 4/01/2041	1,765,000	1,869,192
		$44,246,499
Student Loan Revenue – 1.8%
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	$1,805,000	$1,779,944
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2043	2,830,000	2,874,126
North Carolina State Education Assistance Authority, Student Loan Refunding Rev. (A Political Subdivision of the State of North Carolina), “A”, 5%, 6/01/2032	1,590,000	1,661,651
North Carolina State Education Assistance Authority, Student Loan Refunding Rev. (A Political Subdivision of the State of North Carolina), “A”, 5%, 6/01/2035	2,000,000	2,051,439
		$8,367,160
Tax - Other – 0.6%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	$300,000	$295,329
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	670,000	692,895
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2035	1,920,000	1,972,151
		$2,960,375
Tax Assessment – 0.1%
Mooresville, NC, Special Assessment Rev., 5.375%, 3/01/2040 (n)	$300,000	$293,880
Tobacco – 0.6%
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$1,455,000	$1,205,522
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	650,000	554,142
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	1,045,000	950,885
		$2,710,549
Toll Roads – 4.1%
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	$2,000,000	$1,974,291
North Carolina Turnpike Authority, Triangle Expressway System Rev., 5%, 1/01/2040	2,000,000	2,036,871
North Carolina Turnpike Authority, Triangle Expressway System Rev., AGM, 5%, 1/01/2038	3,000,000	3,101,756
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., 5%, 1/01/2032	1,150,000	1,175,833
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., AGM, 5%, 1/01/2039	2,600,000	2,630,570
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., “A”, AGM, 5%, 1/01/2058	5,000,000	5,006,650
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., Capital Appreciation, “B”, AGM, 0%, 1/01/2052	7,000,000	1,780,443
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	1,505,000	1,158,230
		$18,864,644
Transportation - Special Tax – 0.5%
Metropolitan Transportation Authority, NY, Refunding Rev. (Climate Bond Certified), “E”, 4%, 11/15/2045	$2,605,000	$2,240,499
Universities - Colleges – 10.2%
Appalachian State University, Millennial Campus Rev. (End Zone Project), 5%, 5/01/2044	$3,000,000	$3,039,149
Elizabeth City, NC, State University General Rev., AGM, 5%, 4/01/2040	3,155,000	3,196,461
North Carolina Agricultural & Technical State University General Rev., 5%, 10/01/2048	2,000,000	2,039,540
North Carolina Agricultural & Technical State University General Rev., 5%, 10/01/2052	2,000,000	2,027,285
North Carolina Agricultural & Technical State University General Rev., “A”, 5%, 10/01/2035	3,075,000	3,086,873
North Carolina Capital Facilities Finance Agency Refunding Rev. (Duke University), “B”, 5%, 10/01/2044	4,955,000	4,992,604
North Carolina Capital Facilities Finance Agency Rev. (Duke University), “B”, ETM, 5%, 10/01/2055 (Prerefunded 10/01/2025)	1,120,000	1,125,920
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Meredith College), 4%, 6/01/2034	1,370,000	1,244,774
North Carolina Central University Rev., 5%, 4/01/2044	3,265,000	3,209,977

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	$115,000	$110,885
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	140,000	125,418
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	735,000	736,473
University of North Carolina Board of Governors Rev., 4%, 4/01/2049	5,000,000	4,264,676
University of North Carolina, Asheville, Rev., 4%, 6/01/2039	1,450,000	1,369,942
University of North Carolina, Charlotte, Rev., “A”, 4%, 10/01/2045	4,415,000	4,049,406
University of North Carolina, Greensboro, Refunding Rev., 4%, 4/01/2036	1,750,000	1,753,283
University of North Carolina, Greensboro, Rev., 4%, 4/01/2034	1,000,000	1,007,501
University of North Carolina, Greensboro, Rev., 4%, 4/01/2035	1,000,000	1,003,221
University of North Carolina, School of Art General Rev., 4%, 2/01/2045	2,765,000	2,455,086
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	195,000	173,066
Western Carolina University, NC, General Obligation Rev., 5%, 10/01/2043	3,700,000	3,731,467
Winston-Salem, NC, State University General Rev., AGM, 5%, 10/01/2042	2,470,000	2,495,721
		$47,238,728
Utilities - Municipal Owned – 0.5%
Greenville, NC, Utilities Commission Combined Enterprise System Rev., 5%, 8/01/2044	$300,000	$303,498
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	720,000	393,300
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	475,000	259,469
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	60,000	32,775
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	585,000	319,556
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2029	525,000	526,602
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	425,000	424,949
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	50,000	49,137
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	305,000	166,606
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	120,000	65,550
		$2,541,442
Utilities - Other – 2.9%
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), “A”, 4%, 12/01/2052 (Put Date 12/01/2029)	$1,090,000	$1,081,978
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	2,580,000	2,713,162
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	2,535,000	2,656,481
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	1,600,000	1,717,725
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	2,320,000	2,433,516
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	1,445,000	1,516,618
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 5.25%, 9/01/2026	1,290,000	1,309,682
		$13,429,162
Water & Sewer Utility Revenue – 14.4%
Brunswick, NC, Enterprise Systems Rev., 4.5%, 2/01/2049	$2,400,000	$2,319,641
Cabarrus County, NC, Water and Sewer Authority, Enterprise Systems Rev., 4%, 6/01/2049	4,000,000	3,580,645
Cape Fear, NC, Utility Authority, Water & Sewer System Refunding Rev., 5%, 4/01/2048	1,600,000	1,658,219
Cape Fear, NC, Utility Authority, Water & Sewer System Refunding Rev., 5%, 4/01/2049	1,685,000	1,744,595
Cape Fear, NC, Utility Authority, Water & Sewer System Refunding Rev., 5%, 4/01/2050	1,500,000	1,551,302
Clayton, NC, Water & Sewer System Rev., 5%, 8/01/2045	2,500,000	2,588,596
Clayton, NC, Water & Sewer System Rev., 4%, 8/01/2047	2,500,000	2,229,297
Durham, NC, Utility System Refunding Rev., 4%, 8/01/2049	2,500,000	2,280,851
Durham, NC, Utility System Refunding Rev., 4%, 8/01/2053	2,500,000	2,233,537
Fayetteville, NC, Public Works Commission Rev., 4%, 3/01/2051	2,500,000	2,210,500
Fuquay-Varina, NC, Combined Utilities Rev., “A”, 5%, 2/01/2042	1,000,000	1,056,719
Fuquay-Varina, NC, Combined Utilities Rev., “A”, 5%, 2/01/2043	1,465,000	1,539,600
Fuquay-Varina, NC, Combined Utilities Rev., “A”, 5%, 2/01/2044	650,000	679,834
Fuquay-Varina, NC, Combined Utilities Rev., “C”, 4.125%, 6/01/2049	1,250,000	1,136,171
Greensboro, NC, Enterprise System Rev., 5.25%, 6/01/2047	1,000,000	1,044,756
Greensboro, NC, Enterprise System Rev., 5.25%, 6/01/2048	3,990,000	4,162,835
Greenville, NC, Greenville Utilities Commission, Combined Enterprise System Rev., 5%, 9/01/2049	5,000,000	5,170,501

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Greenville, NC, Utilities Commission Combined Enterprise System Rev., 5%, 12/01/2046	$525,000	$541,592
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	1,325,000	1,329,345
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,000,000	991,627
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	605,000	597,643
High Point, NC, Combined Enterprise System Rev., 5%, 11/01/2050	1,500,000	1,538,503
Holly Springs, NC, Enterprise System Rev., 4%, 11/01/2049	2,500,000	2,235,402
Holly Springs, NC, Enterprise System Rev., 4%, 11/01/2053	2,500,000	2,186,212
Johnston County, NC, Water & Sewer System Rev., 4%, 4/01/2048	4,000,000	3,609,392
Johnston County, NC, Water & Sewer System Rev., 5%, 4/01/2049	3,000,000	3,079,773
Johnston County, NC, Water & Sewer System Rev., 4%, 4/01/2053	5,000,000	4,385,525
Mebane, NC, Combined Utilities Rev., 4%, 8/01/2049	2,675,000	2,348,055
Sanford, NC, Enterprise Systems Rev., 4%, 6/01/2049	2,750,000	2,415,127
Sanford, NC, Enterprise Systems Rev., “A”, 4.125%, 6/01/2050	1,275,000	1,135,068
Texas Water Development Board State Water Implementation Rev., “A”, 5%, 10/15/2058	1,360,000	1,373,674
Union County, NC, Enterprise System Rev., 3%, 6/01/2046	2,500,000	1,842,368
		$66,796,905
Total Municipal Bonds		$446,540,682
Bonds – 0.1%
Transportation - Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	$934,428	$312,192
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$768,338	$472,528
Mutual Funds (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 4.35% (v)	8,555,266	$8,556,121

Other Assets, Less Liabilities – 1.7%		7,837,775
Net Assets – 100.0%		$463,719,298

(a)	Non-income producing security.
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were
$8,556,121 and $447,325,402, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$3,945,966, representing 0.9% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
COP	Certificate of Participation
ETM	Escrowed to Maturity
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$447,013,210	$—	$447,013,210
U.S. Corporate Bonds	—	312,192	—	312,192
Investment Companies	8,556,121	—	—	8,556,121
Total	$8,556,121	$447,325,402	$—	$455,881,523
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended June 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,317,182	$31,778,480	$31,539,456	$(666)	$581	$8,556,121

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$120,280	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2025, are as follows:
North Carolina	80.3%
Puerto Rico	3.4%
New York	2.4%
Illinois	1.8%
Alabama	1.4%
Texas	1.1%
Guam	1.0%
California	0.8%
Virginia	0.8%
Maryland	0.6%
Pennsylvania	0.6%
Tennessee	0.6%
New Jersey	0.4%
Ohio	0.4%
South Carolina	0.4%
Florida	0.3%
Georgia	0.3%
New Hampshire	0.3%
Wisconsin	0.3%
Connecticut	0.1%
Michigan	0.1%
Washington DC	0.1%
U.S. Virgin Islands (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.